Consolidated Statements of Operations Information - selling, general and administrative expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations Information
Compensation (wages and salaries)	$ 4,551	$ 4,083	$ 6,762
Legal and professional	6,395	6,794	5,050
Accounting	1,238	1,294	1,965
Consulting and fees	3,423	2,836	2,365
Depreciation and amortization	481	557	502
Office	948	708	874
Reimbursement of expenses (net of recovery)	1,018	257	749
Other	3,090	3,372	4,306
Selling, general and administrative expense	$ 21,144	$ 19,901	$ 22,573